Primary and secondary segments reporting	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Primary and secondary segments reporting	Primary and secondary segments reporting
Grupo Santander bases segment reporting on financial information presented to the chief operating decision maker, which excludes certain statutory results items that distort year-on-year comparisons and are not considered for management reporting. This financial information (underlying basis) is computed by adjusting reported results for the effects of certain gains and losses (e.g. capital gains, write-downs, impairment of goodwill, etc.). These gains and losses are items that management and investors ordinarily identify and consider separately to better understand the underlying trends in the business.
Grupo Santander has aligned the information in this note with the underlying information used internally for management reporting and with that presented in Grupo Santander's other public documents.
Grupo Santander executive committee has been determined to be its chief operating decision maker. Grupo Santander's operating segments reflect its organizational and managerial structures. Grupo Santander 's executive committee reviews internal reporting based on these segments to assess performance and allocate resources.
The segments are split by geographic area in which profits are earned and type of business. Grupo Santander prepares the information by aggregating the figures for Grupo Santander’s various geographic areas and business units, relating it to both the accounting data of the units integrated in each segment and that provided by management information systems. The same general principles as those used in Grupo Santander are applied.
Grupo Santander announced at 4 April 2022 changes in the reportable segments to reflect the new reporting structure effective from the first quarter financial information of 2022.
The main changes, which have been applied to management information for all periods included in the annual accounts, relate to the following:
1.Reallocation of certain financial costs of the Corporate Centre as follows:
a.Further clarity in the minimum requirement for own funds and eligible liabilities (MREL) and total loss absorbing capacity (TLAC) regulation makes it possible to allocate the cost of eligible debt issuances to the country units.
b.Other financial costs, primarily associated with the cost of funding the excess capital held by the units above the Group's CET1 ratio, have been reassigned accordingly.
2.Downsizing of 'Other Europe':
a.The Corporate & Investment Banking branches of Banco Santander, S.A. in Europe and other business lines previously reported under 'Other Europe' have been now integrated into the Spain unit to reflect how the business will be managed and supervised, in line with other regions.
Grupo Santander recasted the corresponding information of earlier periods considering the changes included in this section to facilitate a homogeneous comparison.
In addition to these changes, we completed the usual annual adjustment of the perimeter of the Global Customer Relationship Model between Retail Banking and Santander Corporate & Investment Banking and between Retail Banking and Wealth Management & Insurance.
The above-mentioned changes have no impact on the Group’s reported consolidated financial statements.
a) Primary segments
This primary level of segmentation, which is based on the Group’s management structure, comprises five reportable segments: four operating areas plus the Corporate Centre. The operating areas are:
•Europe: which comprises all business activity carried out in the region, except that included in Digital Consumer Bank.
•North America: which comprises all the business activities carried out in Mexico and the US, which includes the holding company (SHUSA) and the businesses of Santander Bank, Santander Consumer USA, the specialized business unit Banco Santander International, Santander Investment Securities (SIS), Santander's New York branch and Amherst Pierpont Securities (APS).
•South America: includes all the financial activities carried out by Grupo Santander through its banks and subsidiary banks in the region.
•Digital Consumer Bank: includes Santander Consumer Finance, which incorporates the entire consumer finance business in Europe, Openbank and ODS.
In addition to these operating units, which report by geographic area and businesses, Grupo Santander continues to maintain the area of Corporate Centre, that includes the centralized activities relating to equity stakes in financial companies, financial management of the structural exchange rate position, assumed within the sphere of Grupo Santander’s assets and liabilities committee, as well as management of liquidity and of shareholders’ equity via issuances.
As Grupo Santander’s holding entity, this area manages all capital and reserves and allocations of capital and liquidity with the rest of businesses. It also incorporates amortization of goodwill but not the costs related to the Grupo Santander’s central services (charged to the areas), except for corporate and institutional expenses related to the Grupo Santander’s functioning.
With regard to the balance sheet, due to the required segregation of the various business units (included in a single consolidated balance sheet), the amounts lent and borrowed between the units are shown as increases in the assets and liabilities of each business. These amounts relating to intra-Group liquidity are eliminated and are shown in the Intra-Group eliminations column in the table below in order to reconcile the amounts contributed by each business unit to the consolidated Grupo Santander's balance sheet.
There are no customers located in any of the areas that generate income exceeding 10% of Total income.
The condensed balance sheets and income statements of the various primary segments are as follows:

EUR million
	2022
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Intra-Group eliminations	Total
Total assets	958,207	288,595	292,925	151,015	262,218	(218,301)	1,734,659
Loans and advances to customers	591,280	171,519	144,812	122,608	5,785	—	1,036,004
Cash, balances at central banks and credit institutions and other deposits on demand	216,308	35,607	52,358	12,311	123,230	(126,078)	313,736
Debt securities	76,318	44,060	57,106	7,644	8,588	—	193,716
Other financial assetsA	47,737	14,668	19,854	190	271	—	82,720
Other asset accountsB	26,564	22,741	18,795	8,262	124,344	(92,223)	108,483
Total liabilities	915,167	262,931	268,417	137,986	178,651	(126,078)	1,637,074
Customer deposits	659,553	168,748	137,661	58,544	895	—	1,025,401
Central banks and credit institutions	112,254	25,294	42,921	39,169	71,225	(126,078)	164,785
Marketable debt securities	71,731	41,063	35,063	33,749	98,733	—	280,339
Other financial liabilitiesC	60,008	20,883	41,445	1,820	309	—	124,465
Other liabilities accountsD	11,621	6,943	11,327	4,704	7,489	—	42,084
Total equity	43,040	25,664	24,508	13,029	83,567	(92,223)	97,585
Other customer funds under management	100,178	15,571	65,251	880	—	—	181,880
Investment funds	70,084	13,949	58,156	—	—	—	142,189
Pension funds	13,940	81	—	—	—	—	14,021
Assets under management	16,154	1,541	7,095	880	—	—	25,670
Other non-managed marketed customer funds	23,305	20,908	1,077	3,089	—	—	48,379
A.Including Trading derivatives and Equity instruments.
B.Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Investments in joint ventures and associated entities, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.
C.Including Trading derivatives, Short positions and Other financial liabilities.
D.Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

EUR million
	2021
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Intra-Group eliminations	Total
Total assets	943,875	244,734	257,805	148,005	215,467	(214,051)	1,595,835
Loans and advances to customers	590,610	137,428	123,920	113,937	6,787	—	972,682
Cash, balances at central banks and credit institutions and other deposits on demand	219,154	34,857	43,134	21,804	88,918	(125,195)	282,672
Debt securities	67,068	38,500	51,451	5,280	1,554	—	163,853
Other financial assetsA	37,250	12,555	23,809	47	2,203	—	75,864
Other asset accountsB	29,793	21,394	15,491	6,937	116,005	(88,856)	100,764
Total liabilities	899,007	216,048	237,375	135,599	135,950	(125,197)	1,498,782
Customer deposits	619,486	121,989	120,500	55,327	1,042	—	918,344
Central banks and credit institutions	156,257	35,152	44,314	37,600	53,063	(125,197)	201,189
Marketable debt securities	73,629	38,061	23,461	36,710	74,302	—	246,163
Other financial liabilitiesC	38,706	14,652	40,490	1,397	430	—	95,675
Other liabilities accountsD	10,929	6,194	8,610	4,565	7,113	—	37,411
Total equity	44,868	28,686	20,430	12,406	79,517	(88,854)	97,053
Other customer funds under management	114,698	13,949	57,428	852	—	—	186,927
Investment funds	82,641	12,112	51,234	—	—	—	145,987
Pension funds	15,994	84	—	—	—	—	16,078
Assets under management	16,063	1,753	6,194	852	—	—	24,862
Other non-managed marketed customer funds	25,572	20,213	103	2,497	—	—	48,385
A.Including Trading derivatives and Equity instruments.
B.Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Investments in joint ventures and associated entities, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.
C.Including Trading derivatives, Short positions and Other financial liabilities.
D.Including' Hedging derivatives', Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

EUR million
	2020
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Intra-Group eliminations	Total
Total assets	909,304	223,797	238,746	137,155	182,587	(183,339)	1,508,250
Loans and advances to customers	563,581	120,571	113,745	113,258	5,044	—	916,199
Cash, balances at central banks and credit institutions and other deposits on demand	180,245	28,666	43,154	12,058	61,174	(99,501)	225,796
Debt securities	81,271	38,403	49,304	5,659	1,917	—	176,554
Other financial assetsA	48,313	15,439	17,342	30	1,645	—	82,769
Other asset accountsB	35,894	20,718	15,201	6,150	112,807	(83,838)	106,932
Total liabilities	866,949	199,789	218,927	124,720	106,044	(99,501)	1,416,928
Customer deposits	582,353	102,924	111,808	51,399	826	—	849,310
Central banks and credit institutions	133,973	38,071	42,049	32,046	38,041	(99,501)	184,679
Marketable debt securities	84,201	36,583	21,280	35,965	57,240	—	235,269
Other financial liabilitiesC	54,634	16,182	35,456	1,370	493	—	108,135
Other liabilities accountsD	11,788	6,029	8,334	3,940	9,444	—	39,535
Total equity	42,355	24,008	19,819	12,435	76,543	(83,838)	91,322
Other customer funds under management	99,301	12,501	55,965	475	12	—	168,254
Investment funds	71,239	10,864	49,850	—	12	—	131,965
Pension funds	15,487	90	—	—	—	—	15,577
Assets under management	12,575	1,547	6,115	475	—	—	20,712
Other non-managed marketed customer funds	21,913	15,920	72	658	—	—	38,563
A.Including 'Trading derivatives' and 'Equity instruments'.
B.Including 'Hedging derivatives', 'Changes in the fair value of hedged items in portfolio hedges of interest risk', 'Investments in joint ventures and associated entities'', 'Assets under insurance or reinsurance contracts', 'Tangible assets', 'Intangible assets', 'Tax assets', other assets and non-current assets held for sale.
C.Including Trading derivatives, Short positions and Other financial liabilities.
D.Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.
The condensed income statements for the primary segments are as follows:

EUR million
	2022
Underlying income statement (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate centre	Total
Net interest income	12,565	9,705	12,979	4,022	(652)	38,619
Net fee income	4,493	1,958	4,515	843	(19)	11,790
Gains (losses) on financial transactionsA	821	204	1,291	60	(723)	1,653
Other operating incomeB	151	449	(761)	344	(91)	92
Total income	18,030	12,316	18,024	5,269	(1,485)	52,154
Administrative expenses, depreciation and amortisation	(8,523)	(5,871)	(6,675)	(2,462)	(372)	(23,903)
Net operating incomeC	9,507	6,445	11,349	2,807	(1,857)	28,251
Net loan-loss provisionsD	(2,396)	(2,538)	(5,041)	(544)	10	(10,509)
Other gains (losses) and provisionsE	(1,629)	(118)	(544)	(27)	(174)	(2,492)
Operating profit/(loss) before tax	5,482	3,789	5,764	2,236	(2,021)	15,250
Tax on profit	(1,492)	(869)	(1,549)	(549)	(27)	(4,486)
Profit from continuing operations	3,990	2,920	4,215	1,687	(2,048)	10,764
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	3,990	2,920	4,215	1,687	(2,048)	10,764
Non-controlling interests	179	43	557	379	1	1,159
Attributable profit to the parent	3,811	2,877	3,658	1,308	(2,049)	9,605
A.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
B.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
C.'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
D.'Net loan-loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 27 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
E.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release EUR 27 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2021
Underlying income statement (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Total
Net interest income	10,574	8,072	11,307	4,041	(624)	33,370
Net fee income	4,344	1,644	3,721	821	(28)	10,502
Gains (losses) on financial transactionsA	756	224	716	8	(141)	1,563
Other operating incomeB	260	914	(407)	229	(27)	969
Total income	15,934	10,854	15,337	5,099	(820)	46,404
Administrative expenses, depreciation and amortisation	(8,318)	(4,967)	(5,379)	(2,405)	(346)	(21,415)
Net operating incomeC	7,616	5,887	9,958	2,694	(1,166)	24,989
Net loan-loss provisionsD	(2,293)	(1,210)	(3,251)	(527)	(155)	(7,436)
Other gains (losses) and provisionsE	(1,290)	(145)	(474)	(194)	(190)	(2,293)
Operating profit/(loss) before tax	4,033	4,532	6,233	1,973	(1,511)	15,260
Tax on profit	(1,212)	(1,016)	(2,360)	(464)	(24)	(5,076)
Profit from continuing operations	2,821	3,516	3,873	1,509	(1,535)	10,184
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	2,821	3,516	3,873	1,509	(1,535)	10,184
Non-controlling interests	71	556	556	345	2	1,530
Attributable profit to the parent	2,750	2,960	3,317	1,164	(1,537)	8,654
A.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
B.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
C.'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
D.'Loan loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 29 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
E.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 29 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2020
Underlying income statement (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Total
Net interest income	9,518	8,394	10,710	4,014	(642)	31,994
Net fee income	4,000	1,684	3,589	771	(29)	10,015
Gains (losses) on financial transactionsA	868	251	765	16	287	2,187
Other operating incomeB	(106)	628	(209)	116	(25)	404
Total income	14,280	10,957	14,855	4,917	(409)	44,600
Administrative expenses, depreciation and amortisation	(8,275)	(4,677)	(5,357)	(2,329)	(329)	(20,967)
Net operating incomeC	6,005	6,280	9,498	2,588	(738)	23,633
Net loan-loss provisionsD	(3,345)	(3,917)	(3,924)	(957)	(31)	(12,174)
Other gains (losses) and provisionsE	(970)	(132)	(320)	49	(412)	(1,785)
Operating profit/(loss) before tax	1,690	2,231	5,254	1,680	(1,181)	9,674
Tax on profit	(476)	(550)	(1,918)	(421)	(151)	(3,516)
Profit from continuing operations	1,214	1,681	3,336	1,259	(1,332)	6,158
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	1,214	1,681	3,336	1,259	(1,332)	6,158
Non-controlling interests	78	261	437	301	—	1,077
Attributable profit to the parent	1,136	1,420	2,899	958	(1,332)	5,081
A.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
B.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
C.'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
D.'Net loan-loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
E.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
b) Secondary segments
At this secondary level, Grupo Santander is structured into Retail Banking, Santander Corporate & Investment Banking (SCIB), Wealth Management & Insurance (WM&I) and PagoNxt.
•Retail Banking: this covers all customer banking businesses, including consumer finance, except those of corporate banking which are managed through Santander Corporate & Investment Banking, asset management, private banking and insurance, which are managed by WM&I. The results of the hedging positions in each country are also included, conducted within the sphere of their respective assets and liabilities committees.
•Santander Corporate & Investment Banking (SCIB): this business reflects revenue from global corporate banking, investment banking and markets worldwide including treasuries managed globally (always after the appropriate distribution with Retail Banking customers), as well as equity business.
•Wealth Management & Insurance: includes the asset management business (Santander Asset Management), the corporate unit of Private Banking and International Private Banking in Miami and Switzerland (Santander Private Banking) and the insurance business (Santander Insurance).
•PagoNxt: this includes digital payment solutions, providing global technology solutions for Grupo Santander's banks and new customers in the open market. It is structured in four businesses: Merchant, International Trade, Payments and Consumer.
Although WM&I and PagoNxt do not meet the quantitative thresholds defined in IFRS 8, these segments are considered reportable by Grupo Santander and are disclosed separately because Grupo Santander's management believes that information about these segments are useful to users of the financial statements.
There are no customers located in a place different from the location of the Group's assets that generate revenues in excess of 10% of ordinary revenues.

The condensed income statements are as follows:

EUR million
	2022
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking	Wealth Management & Insurance	PagoNxt	Corporate centre	Total
Net interest income	34,880	3,544	825	22	(652)	38,619
Net fee income	7,650	1,988	1,291	881	(19)	11,790
Gains (losses) on financial transactionsA	435	1,833	123	(14)	(723)	1,653
Other operating incomeB	(280)	31	369	64	(91)	92
Total income	42,685	7,396	2,608	953	(1,485)	52,154
Administrative expenses, depreciation and amortisation	(18,568)	(2,898)	(1,041)	(1,024)	(372)	(23,903)
Net operating incomeC	24,117	4,498	1,567	(71)	(1,857)	28,251
Net loan-loss provisionsD	(10,210)	(251)	(14)	(44)	10	(10,509)
Other gains (losses) and provisionsE	(2,135)	(131)	(26)	(26)	(174)	(2,492)
Operating profit/(loss) before tax	11,772	4,116	1,527	(141)	(2,021)	15,250
Tax on profit	(2,931)	(1,119)	(347)	(63)	(27)	(4,486)
Profit/(loss) from continuing operations	8,841	2,997	1,180	(204)	(2,048)	10,764
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	8,841	2,997	1,180	(204)	(2,048)	10,764
Non-controlling interests	895	192	60	12	1	1,159
Attributable profit/(loss) to the parent	7,946	2,805	1,120	(216)	(2,049)	9,605
A.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
B.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
C.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
D.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 27 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
E.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 27 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2021
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	PagoNxt	Corporate Centre	Total
Net interest income	30,595	2,921	477	1	(624)	33,370
Net fee income	7,045	1,744	1,248	493	(28)	10,502
Gains (losses) on financial transactionsA	839	766	100	(1)	(141)	1,563
Other operating incomeB	390	188	416	2	(27)	969
Total income	38,869	5,619	2,241	495	(820)	46,404
Administrative expenses, depreciation and amortisation	(17,102)	(2,380)	(914)	(673)	(346)	(21,415)
Net operating incomeC	21,767	3,239	1,327	(178)	(1,166)	24,989
Net loan-loss provisionsD	(7,082)	(151)	(38)	(10)	(155)	(7,436)
Other gains (losses) and provisionsE	(2,053)	(17)	6	(39)	(190)	(2,293)
Operating profit/(loss) before tax	12,632	3,071	1,295	(227)	(1,511)	15,260
Tax on profit	(3,898)	(821)	(309)	(24)	(24)	(5,076)
Profit/(loss) from continuing operations	8,734	2,250	986	(251)	(1,535)	10,184
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	8,734	2,250	986	(251)	(1,535)	10,184
Non-controlling interests	1,345	137	44	2	2	1,530
Attributable profit/(loss) to the parent	7,389	2,113	942	(253)	(1,537)	8,654
A.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
B.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
C.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
D.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 29 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
E.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 29 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2020
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	PagoNxt	Corporate Centre	Total
Net interest income	29,401	2,842	394	(1)	(642)	31,994
Net fee income	6,986	1,542	1,154	362	(29)	10,015
Gains (losses) on financial transactionsA	1,132	670	99	(1)	287	2,187
Other operating incomeB	(153)	202	383	(3)	(25)	404
Total income	37,366	5,256	2,030	357	(409)	44,600
Administrative expenses, depreciation and amortisation	(17,285)	(2,038)	(872)	(443)	(329)	(20,967)
Net operating incomeC	20,081	3,218	1,158	(86)	(738)	23,633
Net loan-loss provisionsD	(11,633)	(470)	(28)	(12)	(31)	(12,174)
Other gains (losses) and provisionsE	(1,238)	(134)	1	(2)	(412)	(1,785)
Operating profit/(loss) before tax	7,210	2,614	1,131	(100)	(1,181)	9,674
Tax on profit	(2,328)	(750)	(272)	(15)	(151)	(3,516)
Profit/(loss) from continuing operations	4,882	1,864	859	(115)	(1,332)	6,158
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	4,882	1,864	859	(115)	(1,332)	6,158
Non-controlling interests	921	118	37	1	—	1,077
Attributable profit/(loss) to the parent	3,961	1,746	822	(116)	(1,332)	5,081
A.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
B.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
C.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
D.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
E.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
c) Reconciliations of reportable segment results
The tables below reconcile the underlying basis results to the statutory results for each of the periods presented as required by IFRS 8. For the purposes of these reconciliations, all material reconciling items are separately identified and described.
Grupo Santander assets and liabilities for management reporting purposes do not differ from the statutory reported figures and therefore are not reconciled.

EUR million
2022
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	38,619	—	38,619
Net fee income	11,790	—	11,790
Gains (losses) on financial transactionsA	1,653	—	1,653
Other operating incomeB	92	(37)	55
Total income	52,154	(37)	52,117
Administrative expenses, depreciation and amortisation	(23,903)	—	(23,903)
Net operating incomeC	28,251	(37)	28,214
Net loan-loss provisionsD	(10,509)	(327)	(10,836)
Other gains (losses) and provisionsE	(2,492)	364	(2,128)
Operating profit/(loss) before tax	15,250	—	15,250
Tax on profit	(4,486)	—	(4,486)
Adjusted profit for the year from continuing operations	10,764	—	10,764
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	10,764	—	10,764
Non-controlling interests	(1,159)	—	(1,159)
Attributable profit/(loss) to the parent	9,605	—	9,605
A.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
B.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
C.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
D.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 27 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
E.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of EUR 27 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
Explanation of adjustments:
•Mainly, payment holidays in Poland.

EUR million
2021
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	33,370	—	33,370
Net fee income	10,502	—	10,502
Gains (losses) on financial transactionsA	1,563	—	1,563
Other operating incomeB	969	—	969
Total income	46,404	—	46,404
Administrative expenses, depreciation and amortisation	(21,415)	—	(21,415)
Net operating incomeC	24,989	—	24,989
Net loan-loss provisionsD	(7,436)	—	(7,436)
Other gains (losses) and provisionsE	(2,293)	(713)	(3,006)
Operating profit/(loss) before tax	15,260	(713)	14,547
Tax on profit	(5,076)	182	(4,894)
Adjusted profit for the year from continuing operations	10,184	(531)	9,653
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	10,184	(531)	9,653
Non-controlling interests	(1,530)	1	(1,529)
Attributable profit/(loss) to the parent	8,654	(530)	8,124
A.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
B.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
C.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
D.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 29 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
E.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for an addition of EUR 29 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations
Explanation of adjustments:
•Restructuring costs for net impact of EUR -530 million, mainly in the United Kingdom and Portugal.

EUR million
2020
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	31,994	—	31,994
Net fee income	10,015	—	10,015
Gains (losses) on financial transactionsA	2,187	—	2,187
Other operating incomeB	404	(321)	83
Total income	44,600	(321)	44,279
Administrative expenses, depreciation and amortisation	(20,967)	(163)	(21,130)
Net operating incomeC	23,633	(484)	23,149
Net loan-loss provisionsD	(12,174)	(258)	(12,432)
Other gains (losses) and provisionsE	(1,785)	(11,008)	(12,793)
Operating profit/(loss) before tax	9,674	(11,750)	(2,076)
Tax on profit	(3,516)	(2,116)	(5,632)
Adjusted profit for the year from continuing operations	6,158	(13,866)	(7,708)
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	6,158	(13,866)	(7,708)
Non-controlling interests	1,077	(14)	1,063
Attributable profit/(loss) to the parent	5,081	(13,852)	(8,771)
A.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
B.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
C.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
D.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
E.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 50 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
Explanation of adjustments:
•Adjustment to the valuation of goodwill arising from the Group's acquisitions in the amount of EUR -10,100 million, which is included in the line 'Other gains (losses) and provisions'.
•Adjustment to the valuation of the deferred tax assets of the consolidated tax group in Spain in the amount of EUR -2,500 million, which is included in the 'Tax on profit' line.

•Restructuring costs with a net impact of EUR -1,114 million, which are included for their gross amount mainly in the line 'Other gains (losses) and provisions'.
•Other charges of EUR -138 million (related to sales of non-performing loans in Spain, cancellation of pension commitment costs and other expenses), which are recorded gross in 'Other gains (losses) and provisions', 'Net loan-loss provision' and 'Administrative expenses and depreciation and amortization'.